                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2032

                          MFS GROWTH OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2007 - June 30, 2008*

* The MFS Growth Opportunities Fund was reorganized into Massachusetts Investors Growth Stock Fund on June 22, 2007.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02032
Reporting Period: 07/01/2007 - 06/30/2008
MFS Growth Opportunities Fund




======================== MFS GROWTH OPPORTUNITIES FUND =========================


CHICAGO MERCANTILE EXCHANGE HOLDINGS, INC.

Ticker:       CME            Security ID:  167760107
Meeting Date: JUL 9, 2007    Meeting Type: Special
Record Date:  MAY 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management


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ELECTRONIC ARTS INC.

Ticker:       ERTS           Security ID:  285512109
Meeting Date: JUL 26, 2007   Meeting Type: Annual
Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Leonard S. Coleman         For       For        Management
2     Elect Director Gary M. Kusin              For       For        Management
3     Elect Director Gregory B. Maffei          For       For        Management
4     Elect Director Timothy Mott               For       For        Management
5     Elect Director Vivek Paul                 For       For        Management
6     Elect Director Lawrence F. Probst, III    For       For        Management
7     Elect Director John S. Riccitiello        For       For        Management
8     Elect Director Richard A. Simonson        For       For        Management
9     Elect Director Linda J. Srere             For       For        Management
10    Amend Omnibus Stock Plan                  For       Against    Management
11    Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
12    Approve Executive Incentive Bonus Plan    For       For        Management
13    Ratify Auditors                           For       For        Management


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FIRST DATA CORP.

Ticker:       FDC            Security ID:  319963104
Meeting Date: JUL 31, 2007   Meeting Type: Special
Record Date:  JUN 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

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PRECISION CASTPARTS CORP.

Ticker:       PCP            Security ID:  740189105
Meeting Date: AUG 14, 2007   Meeting Type: Annual
Record Date:  JUN 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Peter R. Bridenbaugh       For       For        Management
1.2   Elect Director Steven G. Rothmeier        For       For        Management
1.3   Elect Director Rick Schmidt               For       For        Management
1.4   Elect Director Daniel J. Murphy           For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management


--------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUL 17, 2007   Meeting Type: Annual
Record Date:  JUN 11, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO RECEIVE AND DISCUSS THE COMPANY S      For       For        Management
      CONSOLIDATED BALANCE SHEET, ALL AS MORE
      FULLY DESCRIBED IN THE PROXY STATEMENT.
2     TO APPROVE THE BOARD OF DIRECTORS         For       For        Management
      RECOMMENDATION THAT THE CASH DIVIDEND FOR
      THE YEAR ENDED DECEMBER 31, 2006, WHICH
      WAS PAID IN FOUR INSTALLMENTS AND
      AGGREGATED NIS 1.36 (APPROXIMATELY
      US$0.31) PER ORDINARY SHARE (OR ADR), BE
      DECLARED FINAL.
3     TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.  For       For        Management
4     TO ELECT PROF. ROGER D. KORNBERG AS A     For       For        Management
      DIRECTOR
5     TO ELECT PROF. MOSHE MANY AS A DIRECTOR.  For       For        Management
6     TO ELECT DAN PROPPER AS A DIRECTOR.       For       For        Management
7     TO APPROVE THE PURCHASE OF DIRECTORS  AND For       For        Management
      OFFICERS  LIABILITY INSURANCE FOR THE
      DIRECTORS AND OFFICERS OF THE COMPANY AND
      ITS SUBSIDIARIES, ALL AS FULLY DESCRIBED
      IN THE PROXY STATEMENT.
8     TO APPOINT KESSELMAN & KESSELMAN, A       For       For        Management
      MEMBER OF PRICEWATERHOUSECOOPERS
      INTERNATIONAL LTD., AS THE COMPANY S
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM UNTIL THE 2008 ANNUAL MEETING OF
      SHAREHOLDERS AND TO AUTHORIZE THE AUDIT
      COMMITTEE TO DETERMINE THEIR

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GROWTH OPPORTUNITIES FUND


By (Signature and Title) Robert J. Manning
                         ----------------------------------------------
                         Robert J. Manning, Principal Executive Officer

Date: August 26, 2008